                           [THE RESERVE FUNDS LOGO]

                                 Founders of
                               "America's First
                                 Money Fund"



                              ------------------

                              SEMI-ANNUAL REPORT

                              ------------------


                           NEW YORK TAX-EXEMPT FUND

                         CONNECTICUT TAX-EXEMPT FUND

                        MASSACHUSETTS TAX-EXEMPT FUND

                          CALIFORNIA TAX-EXEMPT FUND

                          NEW JERSEY TAX-EXEMPT FUND




                           FOR THE SIX MONTHS ENDED
                              NOVEMBER 30, 1995
                                 (UNAUDITED)






                           [THE RESERVE FUNDS LOGO]


                                 Founders of
                               "America's First
                                 Money Fund"



                 810 Seventh Avenue, New York, NY 10019-5868

        GENERAL INFORMATION AND 24 HOUR YIELD AND BALANCE INFORMATION
                                 800-637-1700

 This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

                     Distributor -- Resrv Partners, Inc.

                RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1995--(UNAUDITED)

                                                                                                                         MATURITY
                                                DESCRIPTION OF SECURITY                                                    DATE
----------------------------------------------------------------------------------------------------------------------- ----------
Beacon BAN, 4%.........................................................................................................  8/16/1996
Babylon IDA for General Microwave Corporation, 3.45%(a)................................................................  10/1/1999
Bleecker HDC Terrace Apt Project S85, 4.025%(a)........................................................................   7/1/2015
Cattaraugus County IDR for Park Centre Development Project, 4.65%(a)...................................................   1/1/2000
Chautauqua County IDR for Greater Buffalo Press Project, 4.025%(a).....................................................   1/1/2000
Colonie BAN, 4.48%.....................................................................................................  2/16/1996
Dutchess County IDR for M&R Associates Series 1984, 3.55%(a)...........................................................  12/1/2002
Eagle Tax-Exempt Trust Certificates of Participation Series 1994 C2, 3.77%(a)..........................................  6/15/2018
East Islip Union Free School District TAN, 4.50%.......................................................................  6/28/1996
Erie County RANS, 4.50%................................................................................................  9/20/1996
Glens Falls IDA for Broad Street Professional Center, 3.50%(a).........................................................   8/1/2005
Guilderland IDA for North Eastern Industrial Park Series 1993 A, 3.55%(a)..............................................  12/1/2008
Jefferson County IDA for Watertown Carthage, 3.85%(a)..................................................................  12/1/2012
Mamaroneck BAN, 4.48%..................................................................................................   3/1/1996
Merrick Union Free School District TAN, 4.50%..........................................................................  6/27/1996
Metropolitan Transportation Authority Commuter Facilities Revenue Bonds Series 1991, 3.55%(a)..........................   7/1/2021
Montgomery County IDR for Service Merchandise Co., 4.10%(a)............................................................ 12/31/2024
Nassau County TAN Series B, 4.50%......................................................................................  4/15/1996
New York City Custodial Receipts Series A31, 5.75%(a)..................................................................   8/1/2001
New York City GOB Series A8, 3.85%(a)..................................................................................   8/1/2017
New York City GOB Series A10, 3.95%(a).................................................................................   8/1/2016
New York City GOB Series B5, 3.70%(a)..................................................................................  8/15/2022
New York City GOB Series B, 3.55%(a)...................................................................................  8/15/2024
New York City GOB Series B6, 3.70%(a)..................................................................................  8/15/2005
New York City GOB Series C4, 3.80%(a)..................................................................................   8/1/1996
New York City GOB Series C4, 3.80%(a)..................................................................................   8/1/1997
New York City GOB Series D, 3.55%(a)...................................................................................   2/1/2020
New York City GOB Series E2, 3.85%(a)..................................................................................   8/1/2020
New York City GOB Series E2, 3.85%(a)..................................................................................   8/1/2021
New York City GOB Series E5, 3.85%(a)..................................................................................   8/1/2009
New York City GOB Series E5, 3.85%(a)..................................................................................   8/1/2015
New York City GOB Series E5, 3.85%(a)..................................................................................   8/1/2016
New York City GOB Series E5, 3.85%(a)..................................................................................   8/1/2017
New York City TAN Series 96A, 4.50%....................................................................................  2/15/1996
New York City HDC for Carnegie Park Project, 5.25%(a)..................................................................  12/1/2016
New York City HDC for Columbus Green Project, 5.25%(a).................................................................  12/1/2009
New York City HDC for Parkgate Tower, 3.50%(a).........................................................................  12/1/2007
New York City Municipal Water CP, 3.75%................................................................................  1/25/1996
New York State CP, 3.55%...............................................................................................  1/11/1996
New York State ERD/PCR for Orange Rockland Utilities, 3.45%(a).........................................................  10/1/2014
New York State ERD/PCR for Rochester Gas and Electric Corporation, 3.65%(a)............................................  10/1/2014
New York State ERD/PCR for LILCO Series 85B, 4.70%(a)..................................................................   3/1/2016
New York State HFR for Liberty View Apartments Project, 3.70%(a).......................................................  11/1/2005
New York State Job Development Authority Series F, 4%(a)...............................................................   3/1/1999
New York State Local Government Assistance Corp. Revenue Bonds Series 1993 A, 3.50%(a).................................   4/1/2022
New York State Medical Case Facility Pre-Refunded Bonds for MT. Sinai Hospital, 8.875%.................................  1/15/1996
New York State Mortgage Agency Revenue Anticipation Warrants 12th Series, 3.75%(a).....................................  10/1/2012
Newburgh School District GOB, 4.50%....................................................................................  6/15/1996
North Hempstead Solid Waste Management Authority Series 93 A, 3.50%(a).................................................   2/1/2012
Onondaga County IDR for Edge Comb Metals Project, 3.65%(a).............................................................  11/1/2009
Onondaga County IDR for McLane Co. Project, 4.15%(a)...................................................................  11/1/2004
Onondaga County IDR for Pass and Seymour, Inc. Project, 3.60%(a).......................................................  6/15/1997
Pearl River Union Free School District TAN, 4.25%......................................................................  6/27/1996
Rochester BAN Series 1, 5.25%..........................................................................................  3/12/1996
Roslyn Union Free School District TAN, 4.25%...........................................................................  6/28/1996
Sayville Union Free School District TAN, 4.25%.........................................................................  6/27/1996
Schenectady BAN, 4.25%.................................................................................................  6/27/1996
Suffolk County TAN, 4.50%..............................................................................................  9/12/1996
Syracuse IDR for General Accident Insurance Co. Project, 4%(a).........................................................  12/1/2003
Triboro Bridge and Tunnel Authority Special Obligation Revenue Bonds Series 1994, 3.50%(a).............................   1/1/2024
West Seneca Central School District BAN, 4.125%........................................................................  6/26/1996
Westchester County IDR for M and F Associates Project, 4.65%(a)........................................................   7/1/2000
Westchester County TAN, 5%............................................................................................. 12/14/1995
Yonkers IDR for Consumers Union Facility, 3.95%(a).....................................................................   7/1/2021
Yonkers IDR for Consumers Union Facility, 3.45%(a).....................................................................   7/1/2024

Total New York Fund Investments (102.98%) (Cost $155,109,454)..........................................................

Other liabilities, less assets (-2.98%)................................................................................


NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 151,874,030 shares of beneficial interest of $.001 par value outstanding.................................................................

                                                                                                                         PRINCIPAL
                                                                                                                         AMOUNT (IN
                                                DESCRIPTION OF SECURITY                                                  THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------  ----------
Beacon BAN, 4%.........................................................................................................  $2,000
Babylon IDA for General Microwave Corporation, 3.45%(a)................................................................   1,500
Bleecker HDC Terrace Apt Project S85, 4.025%(a)........................................................................   2,555
Cattaraugus County IDR for Park Centre Development Project, 4.65%(a)...................................................     665
Chautauqua County IDR for Greater Buffalo Press Project, 4.025%(a).....................................................   1,700
Colonie BAN, 4.48%.....................................................................................................   1,454
Dutchess County IDR for M&R Associates Series 1984, 3.55%(a)...........................................................     420
Eagle Tax-Exempt Trust Certificates of Participation Series 1994 C2, 3.77%(a)..........................................   3,000
East Islip Union Free School District TAN, 4.50%.......................................................................   1,315
Erie County RANS, 4.50%................................................................................................   1,100
Glens Falls IDA for Broad Street Professional Center, 3.50%(a).........................................................     500
Guilderland IDA for North Eastern Industrial Park Series 1993 A, 3.55%(a)..............................................   3,700
Jefferson County IDA for Watertown Carthage, 3.85%(a)..................................................................   3,500
Mamaroneck BAN, 4.48%..................................................................................................   2,647
Merrick Union Free School District TAN, 4.50%..........................................................................   1,300
Metropolitan Transportation Authority Commuter Facilities Revenue Bonds Series 1991, 3.55%(a)..........................  13,400
Montgomery County IDR for Service Merchandise Co., 4.10%(a)............................................................   1,600
Nassau County TAN Series B, 4.50%......................................................................................   1,800
New York City Custodial Receipts Series A31, 5.75%(a)..................................................................   4,000
New York City GOB Series A8, 3.85%(a)..................................................................................     500
New York City GOB Series A10, 3.95%(a).................................................................................   4,000
New York City GOB Series B5, 3.70%(a)..................................................................................     500
New York City GOB Series B, 3.55%(a)...................................................................................   3,400
New York City GOB Series B6, 3.70%(a)..................................................................................     600
New York City GOB Series C4, 3.80%(a)..................................................................................   1,800
New York City GOB Series C4, 3.80%(a)..................................................................................   1,700
New York City GOB Series D, 3.55%(a)...................................................................................   1,300
New York City GOB Series E2, 3.85%(a)..................................................................................   1,100
New York City GOB Series E2, 3.85%(a)..................................................................................     600
New York City GOB Series E5, 3.85%(a)..................................................................................   2,700
New York City GOB Series E5, 3.85%(a)..................................................................................     700
New York City GOB Series E5, 3.85%(a)..................................................................................   1,500
New York City GOB Series E5, 3.85%(a)..................................................................................     800
New York City TAN Series 96A, 4.50%....................................................................................   4,000
New York City HDC for Carnegie Park Project, 5.25%(a)..................................................................   1,410
New York City HDC for Columbus Green Project, 5.25%(a).................................................................     900
New York City HDC for Parkgate Tower, 3.50%(a).........................................................................   3,365
New York City Municipal Water CP, 3.75%................................................................................   4,000
New York State CP, 3.55%...............................................................................................   3,000
New York State ERD/PCR for Orange Rockland Utilities, 3.45%(a).........................................................   1,000
New York State ERD/PCR for Rochester Gas and Electric Corporation, 3.65%(a)............................................   3,000
New York State ERD/PCR for LILCO Series 85B, 4.70%(a)..................................................................   3,000
New York State HFR for Liberty View Apartments Project, 3.70%(a).......................................................   3,350
New York State Job Development Authority Series F, 4%(a)...............................................................     670
New York State Local Government Assistance Corp. Revenue Bonds Series 1993 A, 3.50%(a).................................   9,400
New York State Medical Case Facility Pre-Refunded Bonds for MT. Sinai Hospital, 8.875%.................................     585
New York State Mortgage Agency Revenue Anticipation Warrants 12th Series, 3.75%(a).....................................   5,005
Newburgh School District GOB, 4.50%....................................................................................   1,250
North Hempstead Solid Waste Management Authority Series 93 A, 3.50%(a).................................................   2,000
Onondaga County IDR for Edge Comb Metals Project, 3.65%(a).............................................................   1,100
Onondaga County IDR for McLane Co. Project, 4.15%(a)...................................................................   2,860
Onondaga County IDR for Pass and Seymour, Inc. Project, 3.60%(a).......................................................   1,900
Pearl River Union Free School District TAN, 4.25%......................................................................   3,350
Rochester BAN Series 1, 5.25%..........................................................................................   2,000
Roslyn Union Free School District TAN, 4.25%...........................................................................   2,000
Sayville Union Free School District TAN, 4.25%.........................................................................   2,000
Schenectady BAN, 4.25%.................................................................................................   2,000
Suffolk County TAN, 4.50%..............................................................................................   3,000
Syracuse IDR for General Accident Insurance Co. Project, 4%(a).........................................................   4,550
Triboro Bridge and Tunnel Authority Special Obligation Revenue Bonds Series 1994, 3.50%(a).............................   2,200
West Seneca Central School District BAN, 4.125%........................................................................   3,400
Westchester County IDR for M and F Associates Project, 4.65%(a)........................................................   1,670
Westchester County TAN, 5%.............................................................................................   2,000
Yonkers IDR for Consumers Union Facility, 3.95%(a).....................................................................   4,600
Yonkers IDR for Consumers Union Facility, 3.45%(a).....................................................................   1,000

Total New York Fund Investments (102.98%) (Cost $155,109,454)..........................................................
Other liabilities, less assets (-2.98%)................................................................................

NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 151,874,030 shares of beneficial interest of $.001 par value outstanding.................................................................


                                                                                                                           VALUE
                                                DESCRIPTION OF SECURITY                                                   (NOTE 1)
-----------------------------------------------------------------------------------------------------------------------  -----------
Beacon BAN, 4%.........................................................................................................  $ 2,023,577
Babylon IDA for General Microwave Corporation, 3.45%(a)................................................................    1,504,455
Bleecker HDC Terrace Apt Project S85, 4.025%(a)........................................................................    2,572,977
Cattaraugus County IDR for Park Centre Development Project, 4.65%(a)...................................................      670,374
Chautauqua County IDR for Greater Buffalo Press Project, 4.025%(a).....................................................    1,711,914
Colonie BAN, 4.48%.....................................................................................................    1,506,897
Dutchess County IDR for M&R Associates Series 1984, 3.55%(a)...........................................................      423,790
Eagle Tax-Exempt Trust Certificates of Participation Series 1994 C2, 3.77%(a)..........................................    3,054,145
East Islip Union Free School District TAN, 4.50%.......................................................................    1,344,150
Erie County RANS, 4.50%................................................................................................    1,115,131
Glens Falls IDA for Broad Street Professional Center, 3.50%(a).........................................................      501,505
Guilderland IDA for North Eastern Industrial Park Series 1993 A, 3.55%(a)..............................................    3,711,222
Jefferson County IDA for Watertown Carthage, 3.85%(a)..................................................................    3,511,075
Mamaroneck BAN, 4.48%..................................................................................................    2,738,916
Merrick Union Free School District TAN, 4.50%..........................................................................    1,329,011
Metropolitan Transportation Authority Commuter Facilities Revenue Bonds Series 1991, 3.55%(a)..........................   13,441,540
Montgomery County IDR for Service Merchandise Co., 4.10%(a)............................................................    1,602,876
Nassau County TAN Series B, 4.50%......................................................................................    1,818,556
New York City Custodial Receipts Series A31, 5.75%(a)..................................................................    4,073,929
New York City GOB Series A8, 3.85%(a)..................................................................................      501,581
New York City GOB Series A10, 3.95%(a).................................................................................    4,012,981
New York City GOB Series B5, 3.70%(a)..................................................................................      501,558
New York City GOB Series B, 3.55%(a)...................................................................................    3,410,540
New York City GOB Series B6, 3.70%(a)..................................................................................      601,869
New York City GOB Series C4, 3.80%(a)..................................................................................    1,805,664
New York City GOB Series C4, 3.80%(a)..................................................................................    1,705,349
New York City GOB Series D, 3.55%(a)...................................................................................    1,303,955
New York City GOB Series E2, 3.85%(a)..................................................................................    1,103,534
New York City GOB Series E2, 3.85%(a)..................................................................................      601,926
New York City GOB Series E5, 3.85%(a)..................................................................................    2,708,673
New York City GOB Series E5, 3.85%(a)..................................................................................      702,249
New York City GOB Series E5, 3.85%(a)..................................................................................    1,504,819
New York City GOB Series E5, 3.85%(a)..................................................................................      802,570
New York City TAN Series 96A, 4.50%....................................................................................    4,064,702
New York City HDC for Carnegie Park Project, 5.25%(a)..................................................................    1,428,279
New York City HDC for Columbus Green Project, 5.25%(a).................................................................      911,668
New York City HDC for Parkgate Tower, 3.50%(a).........................................................................    3,375,127
New York City Municipal Water CP, 3.75%................................................................................    4,009,863
New York State CP, 3.55%...............................................................................................    3,008,462
New York State ERD/PCR for Orange Rockland Utilities, 3.45%(a).........................................................    1,002,932
New York State ERD/PCR for Rochester Gas and Electric Corporation, 3.65%(a)............................................    3,009,000
New York State ERD/PCR for LILCO Series 85B, 4.70%(a)..................................................................    3,035,250
New York State HFR for Liberty View Apartments Project, 3.70%(a).......................................................    3,360,284
New York State Job Development Authority Series F, 4%(a)...............................................................      672,203
New York State Local Government Assistance Corp. Revenue Bonds Series 1993 A, 3.50%(a).................................    9,428,754
New York State Medical Case Facility Pre-Refunded Bonds for MT. Sinai Hospital, 8.875%.................................      620,040
New York State Mortgage Agency Revenue Anticipation Warrants 12th Series, 3.75%(a).....................................    5,036,281
Newburgh School District GOB, 4.50%....................................................................................    1,280,545
North Hempstead Solid Waste Management Authority Series 93 A, 3.50%(a).................................................    2,005,984
Onondaga County IDR for Edge Comb Metals Project, 3.65%(a).............................................................    1,103,491
Onondaga County IDR for McLane Co. Project, 4.15%(a)...................................................................    2,870,268
Onondaga County IDR for Pass and Seymour, Inc. Project, 3.60%(a).......................................................    1,902,998
Pearl River Union Free School District TAN, 4.25%......................................................................    3,419,128
Rochester BAN Series 1, 5.25%..........................................................................................    2,079,175
Roslyn Union Free School District TAN, 4.25%...........................................................................    2,042,862
Sayville Union Free School District TAN, 4.25%.........................................................................    2,040,411
Schenectady BAN, 4.25%.................................................................................................    2,041,955
Suffolk County TAN, 4.50%..............................................................................................    3,041,992
Syracuse IDR for General Accident Insurance Co. Project, 4%(a).........................................................    4,641,000
Triboro Bridge and Tunnel Authority Special Obligation Revenue Bonds Series 1994, 3.50%(a).............................    2,206,561
West Seneca Central School District BAN, 4.125%........................................................................    3,460,025
Westchester County IDR for M and F Associates Project, 4.65%(a)........................................................    1,683,496
Westchester County TAN, 5%.............................................................................................    2,079,543
Yonkers IDR for Consumers Union Facility, 3.95%(a).....................................................................    4,616,068
Yonkers IDR for Consumers Union Facility, 3.45%(a).....................................................................    1,002,960
                                                                                                                         -----------

Total New York Fund Investments (102.98%) (Cost $155,109,454)..........................................................  156,404,615
Other liabilities, less assets (-2.98%)................................................................................  (4,530,585)
                                                                                                                         -----------

NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 151,874,030 shares of beneficial interest of $.001 par value outstanding................................................................. $151,874,030
                                                                                                                         ===========


---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1995. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   RESERVE TAX-EXEMPT TRUST--CONNECTICUT FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1995--(UNAUDITED)

                                                                                                                          MATURITY
                                                DESCRIPTION OF SECURITY                                                     DATE
------------------------------------------------------------------------------------------------------------------------ ----------
Connecticut DAI for Allen Group Inc., 3.80%(a)..........................................................................   2/1/2013
Connecticut DAI for Conco Medical Co. Project Series 85, 3.85%(a).......................................................  11/1/2005
Connecticut DAI for General Accident Insurance Co., 4%(a)...............................................................  12/1/2013
Connecticut DAI for Martin Brower Corp. Series 1985, 3.35%(a)...........................................................   5/1/2005
Connecticut DAI for Regional YMCA Project, 4.15%(a).....................................................................   6/1/2008
Connecticut DAI for Trudy Corporation Project, 3.70%(a).................................................................   9/1/2009
Connecticut DAI for Zotos International Project, 4.15%(a)...............................................................  12/1/2004
Connecticut Development Authority Health Care Revenue Bonds for Independent Living Project 1990 Series, 3.60%(a)........   7/1/2015
Connecticut Development Authority PCR for Central Vermont Public Service, 3.60%(a)......................................  12/1/2015
Connecticut Development Authority PCR for Connecticut Light and Power Project Series 1993a, 3.65%(a)....................   9/1/2028
Connecticut Development Authority PCR for Western Massachusetts Electric Co., 3.55%(a)..................................   9/1/2028
Connecticut Economic Recovery Notes, 4%(a)..............................................................................   6/1/1996
Connecticut HEF for Bridgeport Hospital Series B, 3.80%(a)..............................................................   7/1/2025
Connecticut HEF for Charlotte Hungerford Hospital Series B, 3.40%(a)....................................................   7/1/2010
Connecticut HEF for Kingswood Oxford School Issue Series A, 4.15%(a)....................................................   2/1/2009
Connecticut HEF for Pomfret School Issue Series A, 3.45%(a).............................................................   7/1/2024
Connecticut HFA Housing Project Bonds, 3.85%(a).........................................................................  5/15/2018
Connecticut State Special Assessment Unemployment Compensation RAW, Series C, 3.90%(a).................................. 11/15/2001
Connecticut State Special Assessment Unemployment Compensation Revenue Bonds Series 1993B, 3.75%(a).....................  11/1/2001
Connecticut State Special Tax Transportation Infrastructure Revenue Bonds, 3.55%(a).....................................  12/1/2010
Hartford Metropolitan District GOB, 5.90%...............................................................................  12/1/1996
Hartford Redevelopment Agency MHR for Underwood Towers Project, 3.60%(a)................................................   6/1/2020
Meriden BAN, 4.25%......................................................................................................  2/14/1996
Puerto Rico Industrial, Medical, Higher Education and Environmental RAW for Reynolds Metals, 3.75%(a)...................   9/1/2013
Sprague BAN, 4.25%......................................................................................................  6/27/1996
Westport BAN, 3.45%.....................................................................................................  6/14/1996

Total Connecticut Fund Investments (98.97%) (Cost $30,339,894)..........................................................

Other assets, less liabilities, (1.03%).................................................................................

NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 30,830,764 shares of beneficial interest of $.001 par value outstanding.....................................................................




                                                                                                                          PRINCIPAL
                                                                                                                          AMOUNT
                                                                                                                            (IN
                                                DESCRIPTION OF SECURITY                                                   THOUSANDS)
------------------------------------------------------------------------------------------------------------------------  ----------
Connecticut DAI for Allen Group Inc., 3.80%(a)..........................................................................  $ 1,300
Connecticut DAI for Conco Medical Co. Project Series 85, 3.85%(a).......................................................      700
Connecticut DAI for General Accident Insurance Co., 4%(a)...............................................................    1,700
Connecticut DAI for Martin Brower Corp. Series 1985, 3.35%(a)...........................................................      370
Connecticut DAI for Regional YMCA Project, 4.15%(a).....................................................................      636
Connecticut DAI for Trudy Corporation Project, 3.70%(a).................................................................      600
Connecticut DAI for Zotos International Project, 4.15%(a)...............................................................    1,990
Connecticut Development Authority Health Care Revenue Bonds for Independent Living Project 1990 Series, 3.60%(a)........    1,945
Connecticut Development Authority PCR for Central Vermont Public Service, 3.60%(a)......................................    1,400
Connecticut Development Authority PCR for Connecticut Light and Power Project Series 1993a, 3.65%(a)....................    1,300
Connecticut Development Authority PCR for Western Massachusetts Electric Co., 3.55%(a)..................................    1,400
Connecticut Economic Recovery Notes, 4%(a)..............................................................................    2,400
Connecticut HEF for Bridgeport Hospital Series B, 3.80%(a)..............................................................    1,400
Connecticut HEF for Charlotte Hungerford Hospital Series B, 3.40%(a)....................................................      600
Connecticut HEF for Kingswood Oxford School Issue Series A, 4.15%(a)....................................................      630
Connecticut HEF for Pomfret School Issue Series A, 3.45%(a).............................................................    1,385
Connecticut HFA Housing Project Bonds, 3.85%(a).........................................................................    1,000
Connecticut State Special Assessment Unemployment Compensation RAW, Series C, 3.90%(a)..................................    1,500
Connecticut State Special Assessment Unemployment Compensation Revenue Bonds Series 1993B, 3.75%(a).....................    1,400
Connecticut State Special Tax Transportation Infrastructure Revenue Bonds, 3.55%(a).....................................    1,100
Hartford Metropolitan District GOB, 5.90%...............................................................................      250
Hartford Redevelopment Agency MHR for Underwood Towers Project, 3.60%(a)................................................    2,100
Meriden BAN, 4.25%......................................................................................................    1,000
Puerto Rico Industrial, Medical, Higher Education and Environmental RAW for Reynolds Metals, 3.75%(a)...................      700
Sprague BAN, 4.25%......................................................................................................      525
Westport BAN, 3.45%.....................................................................................................    1,000

Total Connecticut Fund Investments (98.97%) (Cost $30,339,894)..........................................................

Other assets, less liabilities, (1.03%).................................................................................

NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 30,830,764 shares of beneficial interest of $.001 par value outstanding.....................................................................


                                                                                                                             VALUE
                                                DESCRIPTION OF SECURITY                                                    (NOTE 1)
------------------------------------------------------------------------------------------------------------------------  ----------
Connecticut DAI for Allen Group Inc., 3.80%(a).......................................................................... $ 1,304,060
Connecticut DAI for Conco Medical Co. Project Series 85, 3.85%(a).......................................................     702,121
Connecticut DAI for General Accident Insurance Co., 4%(a)...............................................................   1,734,000
Connecticut DAI for Martin Brower Corp. Series 1985, 3.35%(a)...........................................................     371,061
Connecticut DAI for Regional YMCA Project, 4.15%(a).....................................................................     638,169
Connecticut DAI for Trudy Corporation Project, 3.70%(a).................................................................     601,825
Connecticut DAI for Zotos International Project, 4.15%(a)...............................................................   1,996,788
Connecticut Development Authority Health Care Revenue Bonds for Independent Living Project 1990 Series, 3.60%(a)........   1,950,979
Connecticut Development Authority PCR for Central Vermont Public Service, 3.60%(a)......................................   1,404,142
Connecticut Development Authority PCR for Connecticut Light and Power Project Series 1993a, 3.65%(a)....................   1,304,037
Connecticut Development Authority PCR for Western Massachusetts Electric Co., 3.55%(a)..................................   1,404,273
Connecticut Economic Recovery Notes, 4%(a)..............................................................................   2,407,775
Connecticut HEF for Bridgeport Hospital Series B, 3.80%(a)..............................................................   1,404,520
Connecticut HEF for Charlotte Hungerford Hospital Series B, 3.40%(a)....................................................     601,814
Connecticut HEF for Kingswood Oxford School Issue Series A, 4.15%(a)....................................................     632,149
Connecticut HEF for Pomfret School Issue Series A, 3.45%(a).............................................................   1,389,127
Connecticut HFA Housing Project Bonds, 3.85%(a).........................................................................   1,001,688
Connecticut State Special Assessment Unemployment Compensation RAW, Series C, 3.90%(a)..................................   1,524,323
Connecticut State Special Assessment Unemployment Compensation Revenue Bonds Series 1993B, 3.75%(a).....................   1,404,530
Connecticut State Special Tax Transportation Infrastructure Revenue Bonds, 3.55%(a).....................................   1,103,558
Hartford Metropolitan District GOB, 5.90%...............................................................................     255,928
Hartford Redevelopment Agency MHR for Underwood Towers Project, 3.60%(a)................................................   2,106,708
Meriden BAN, 4.25%......................................................................................................   1,013,455
Puerto Rico Industrial, Medical, Higher Education and Environmental RAW for Reynolds Metals, 3.75%(a)...................     706,540
Sprague BAN, 4.25%......................................................................................................     536,122
Westport BAN, 3.45%.....................................................................................................   1,013,210
                                                                                                                          ----------

Total Connecticut Fund Investments (98.97%) (Cost $30,339,894)..........................................................  30,512,902

Other assets, less liabilities, (1.03%).................................................................................     317,862
                                                                                                                          ----------

NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 30,830,764 shares of beneficial interest of $.001 par value outstanding..................................................................... $30,830,764
                                                                                                                          ==========

---------------

(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1995. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

                  RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS FUND

           STATEMENT OF NET ASSETS--NOVEMBER 30, 1995 -- (UNAUDITED)

                                                                                                                           MATURITY
                                                 DESCRIPTION OF SECURITY                                                     DATE
------------------------------------------------------------------------------------------------------------------------- ----------
Boston Water and Sewer Commission Revenue Bonds, 3.55%(a)................................................................  11/1/2024
Duxbury GOB, 3.80%.......................................................................................................  12/1/1995
Framingham IDA for Perini Corp., 3.75%(a)................................................................................  9/30/2005
Massachusetts Bay Transit Authority 1995 Series A General Obligation Note, 5.50%.........................................   3/1/1996
Massachusetts Dedicated Income Tax Bonds Series B, 3.75%(a)..............................................................  12/1/1997
Massachusetts HEF for Boston University Series H, 3.85%(a)...............................................................  12/1/2015
Massachusetts HEF for Capital Asset Program Series G-1, 3.30%(a).........................................................   1/1/2019
Massachusetts HEF for Capital Asset Program Series E, 3.80%(a)...........................................................   1/1/2035
Massachusetts HEF for Clark University, 3.60%(a).........................................................................  12/1/2004
Massachusetts HEF for Harvard University, 3.35%(a).......................................................................   2/1/2016
Massachusetts HEF for Mount IDA College Series A, 3.45%(a)...............................................................   7/1/2018
Massachusetts HEF for Wellesley College Series E, 3.20%(a)...............................................................   7/1/2022
Massachusetts HEF for Williams College Series E, 3.45%(a)................................................................   8/1/2014
Massachusetts IDA for Cambridge Issue, 3.70%(a)..........................................................................  10/1/2010
Massachusetts IDA for KRH Rolls Inc. Project Series 1988, 3.90%(a).......................................................   5/1/2006
Massachusetts Municipal Wholesale Electric Series 1994 C, 3.35%(a).......................................................   7/1/2019
Massachusetts PCR for Holyoke Water and Power Project, 3.55%(a)..........................................................   5/1/2022
Massachusetts Shawa Women's Institute of Boston, 3.25%(a)................................................................  3/15/2004
Norfolk BAN, 4%..........................................................................................................  2/13/1996
Puerto Rico PCR, 3.65%(a)................................................................................................  12/1/2015
Rockland GOB, 5.50%......................................................................................................  7/15/1996
Sharon BAN, 4%...........................................................................................................  1/26/1996
Worcester GOB, 3.70%.....................................................................................................   7/1/1996
Worcester BAN, 4.25%.....................................................................................................  8/29/1996

Total Massachusetts Fund Investments (92.37%) (Cost $9,537,858)..........................................................

Other assets, less liabilities (7.63%)...................................................................................

NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption price per share on 10,407,860 shares of beneficial interest of $.001 par value outstanding......................................................................
                                                                                                                           PRINCIPAL
                                                                                                                           AMOUNT
                                                                                                                            (IN
                                                 DESCRIPTION OF SECURITY                                                  THOUSANDS)
------------------------------------------------------------------------------------------------------------------------- ----------
Boston Water and Sewer Commission Revenue Bonds, 3.55%(a)................................................................  $  300
Duxbury GOB, 3.80%.......................................................................................................     400
Framingham IDA for Perini Corp., 3.75%(a)................................................................................     300
Massachusetts Bay Transit Authority 1995 Series A General Obligation Note, 5.50%.........................................     700
Massachusetts Dedicated Income Tax Bonds Series B, 3.75%(a)..............................................................   1,000
Massachusetts HEF for Boston University Series H, 3.85%(a)...............................................................     400
Massachusetts HEF for Capital Asset Program Series G-1, 3.30%(a).........................................................     200
Massachusetts HEF for Capital Asset Program Series E, 3.80%(a)...........................................................     500
Massachusetts HEF for Clark University, 3.60%(a).........................................................................     100
Massachusetts HEF for Harvard University, 3.35%(a).......................................................................     387
Massachusetts HEF for Mount IDA College Series A, 3.45%(a)...............................................................     400
Massachusetts HEF for Wellesley College Series E, 3.20%(a)...............................................................     400
Massachusetts HEF for Williams College Series E, 3.45%(a)................................................................     800
Massachusetts IDA for Cambridge Issue, 3.70%(a)..........................................................................     300
Massachusetts IDA for KRH Rolls Inc. Project Series 1988, 3.90%(a).......................................................     400
Massachusetts Municipal Wholesale Electric Series 1994 C, 3.35%(a).......................................................     100
Massachusetts PCR for Holyoke Water and Power Project, 3.55%(a)..........................................................     300
Massachusetts Shawa Women's Institute of Boston, 3.25%(a)................................................................     400
Norfolk BAN, 4%..........................................................................................................     540
Puerto Rico PCR, 3.65%(a)................................................................................................     100
Rockland GOB, 5.50%......................................................................................................     475
Sharon BAN, 4%...........................................................................................................     400
Worcester GOB, 3.70%.....................................................................................................     220
Worcester BAN, 4.25%.....................................................................................................     400

Total Massachusetts Fund Investments (92.37%) (Cost $9,537,858)..........................................................

Other assets, less liabilities (7.63%)...................................................................................

NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption price per share on 10,407,860 shares of beneficial interest of $.001 par value outstanding......................................................................


                                                                                                                             VALUE
                                                 DESCRIPTION OF SECURITY                                                    (NOTE 1)
----------------------------------------------------------------------------------------------------------------------    ----------
Boston Water and Sewer Commission Revenue Bonds, 3.55%(a).............................................................    $  300,917
Duxbury GOB, 3.80%....................................................................................................       407,009
Framingham IDA for Perini Corp., 3.75%(a).............................................................................       300,962
Massachusetts Bay Transit Authority 1995 Series A General Obligation Note, 5.50%......................................       730,576
Massachusetts Dedicated Income Tax Bonds Series B, 3.75%(a)...........................................................     1,003,015
Massachusetts HEF for Boston University Series H, 3.85%(a)............................................................       402,110
Massachusetts HEF for Capital Asset Program Series G-1, 3.30%(a)......................................................       200,565
Massachusetts HEF for Capital Asset Program Series E, 3.80%(a)........................................................       501,720
Massachusetts HEF for Clark University, 3.60%(a)......................................................................       100,300
Massachusetts HEF for Harvard University, 3.35%(a)....................................................................       388,122
Massachusetts HEF for Mount IDA College Series A, 3.45%(a)............................................................       401,144
Massachusetts HEF for Wellesley College Series E, 3.20%(a)............................................................       401,106
Massachusetts HEF for Williams College Series E, 3.45%(a).............................................................       802,376
Massachusetts IDA for Cambridge Issue, 3.70%(a).......................................................................       300,912
Massachusetts IDA for KRH Rolls Inc. Project Series 1988, 3.90%(a)....................................................       402,614
Massachusetts Municipal Wholesale Electric Series 1994 C, 3.35%(a)....................................................       100,291
Massachusetts PCR for Holyoke Water and Power Project, 3.55%(a).......................................................       300,916
Massachusetts Shawa Women's Institute of Boston, 3.25%(a).............................................................       401,221
Norfolk BAN, 4%.......................................................................................................       546,879
Puerto Rico PCR, 3.65%(a).............................................................................................       100,318
Rockland GOB, 5.50%...................................................................................................       489,210
Sharon BAN, 4%........................................................................................................       406,893
Worcester GOB, 3.70%..................................................................................................       220,675
Worcester BAN, 4.25%..................................................................................................       404,300
                                                                                                                          ----------
Total Massachusetts Fund Investments (92.37%) (Cost $9,537,858).......................................................     9,614,151

Other assets, less liabilities (7.63%)................................................................................       793,709
                                                                                                                          ----------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption price per share on 10,407,860 shares of
 beneficial interest of $.001 par value outstanding...................................................................   $10,407,860
                                                                                                                          ==========

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1995. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   RESERVE TAX-EXEMPT TRUST--CALIFORNIA FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1995--(UNAUDITED)

                                                                                                                         MATURITY
                                                DESCRIPTION OF SECURITY                                                    DATE
----------------------------------------------------------------------------------------------------------------------- ----------
Anaheim Certificate of Participation, 3.85%(a).........................................................................   8/1/2019
California HFA for Sutter Health Series 1990 B, 3.70%(a)...............................................................   3/1/2020
California State RAW Series C, 5.75%...................................................................................  4/25/1996
Foothill/Eastern Transportation Toll Road Revenue Bonds Series 1995, 3.35%(a)..........................................   1/2/2035
Foothill/Eastern Transportation Toll Road Revenue Bonds Series 1995, 3.40%(a)..........................................   1/2/2035
Irvine Ranch Water District Election 1987, 3.95%(a).................................................................... 11/15/2013
Lancaster MHR for Westwood Park Apartments 1985, 3.50%(a)..............................................................  12/1/2007
Los Angeles Community Redevelopment Agency for Baldwin Hills, 3.55%(a).................................................  12/1/2014
Los Angeles for Promenade Towers Series 1989, 5.10%(a).................................................................   4/1/2009
Los Angeles Metropolitan Transportation Authority IDA for General Revenue Union Station Gateway Series 1995A,
 3.50%(a)..............................................................................................................   7/1/2025
Los Angeles MHR for Malibu Meadows Project Series 91-A, 4.05%..........................................................  12/1/2015
Los Angeles County Unified School District TRAN, 4.50%.................................................................   7/3/1996
Orange County Apartment Development Revenue Bonds Issue A of 1991, the Lakes Project 3.70%, Letter of Credit with
 Citibank(a)...........................................................................................................  12/1/2006
Orange County Sanitation District Capital Improvement Program 1990-92, 3.55% Letter of Credit with National
 Westminster(a)........................................................................................................   8/1/2015
Pasadena Rose Bowl Improvement Project 3.70%(a)........................................................................  12/1/2011
Pico Rivera Community Redevelopment Agency for Rainer Fund Crossroads Plaza Project, 3.60%(a)..........................  12/1/2010
San Diego MHR for Series 88A, 5.687%(a)................................................................................  12/1/2007
San Diego TAN, 4.75%...................................................................................................   7/3/1996
San Francisco MHR for Yerba Buena Gardens, 3.95%(a)....................................................................   9/1/2006
San Francisco Unified School District TRAN, 4.50%......................................................................  7/25/1996
Santa Ana HDC for Mercury S&L, 4.025%(a)...............................................................................  11/1/2005
Santa Clara HCF El Cammo Hospital District, 3.50%(a)...................................................................   8/1/2015
Santa Clara Power Electric Revenue Bonds Series 85C, 3.45%(a)..........................................................   7/1/2010
Union City MHR for Skylark Apartments, 4.10%(a)........................................................................  11/1/2007
Upland MHR Community Redevelopment Bonds, 4.05%(a).....................................................................   3/1/2014
Upland MHR Community Redevelopment Bonds Series B, 4.20%(a)............................................................   3/1/2014
Vista City MHR for Shadow Ridge Apartment Project, 3.45%(a)............................................................   5/1/2005

Total California Fund Investments (96.34%) (Cost $9,157,528)...........................................................

Other assets, less liabilities (3.66%).................................................................................

NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 9,571,398 shares of beneficial interest of $.001 par value outstanding....................................................................

                                                                                                                         PRINCIPAL
                                                                                                                           AMOUNT
                                                DESCRIPTION OF SECURITY                                               (IN THOUSANDS)
--------------------------------------------------------------------------------------------------------------------- --------------
Anaheim Certificate of Participation, 3.85%(a)......................................................................       $250
California HFA for Sutter Health Series 1990 B, 3.70%(a)............................................................        400
California State RAW Series C, 5.75%................................................................................        600
Foothill/Eastern Transportation Toll Road Revenue Bonds Series 1995, 3.35%(a).......................................        300
Foothill/Eastern Transportation Toll Road Revenue Bonds Series 1995, 3.40%(a).......................................        400
Irvine Ranch Water District Election 1987, 3.95%(a).................................................................        200
Lancaster MHR for Westwood Park Apartments 1985, 3.50%(a)...........................................................        400
Los Angeles Community Redevelopment Agency for Baldwin Hills, 3.55%(a)..............................................        400
Los Angeles for Promenade Towers Series 1989, 5.10%(a)..............................................................        400
Los Angeles Metropolitan Transportation Authority IDA for General Revenue Union Station Gateway Series 1995A,
 3.50%(a)...........................................................................................................        400
Los Angeles MHR for Malibu Meadows Project Series 91-A, 4.05%.......................................................        200
Los Angeles County Unified School District TRAN, 4.50%..............................................................        500
Orange County Apartment Development Revenue Bonds Issue A of 1991, the Lakes Project 3.70%, Letter of Credit with
 Citibank(a)........................................................................................................        400
Orange County Sanitation District Capital Improvement Program 1990-92, 3.55% Letter of Credit with National
 Westminster(a).....................................................................................................        200
Pasadena Rose Bowl Improvement Project 3.70%(a).....................................................................        300
Pico Rivera Community Redevelopment Agency for Rainer Fund Crossroads Plaza Project, 3.60%(a).......................        600
San Diego MHR for Series 88A, 5.687%(a).............................................................................        490
San Diego TAN, 4.75%................................................................................................        400
San Francisco MHR for Yerba Buena Gardens, 3.95%(a).................................................................        200
San Francisco Unified School District TRAN, 4.50%...................................................................        500
Santa Ana HDC for Mercury S&L, 4.025%(a)............................................................................        400
Santa Clara HCF El Cammo Hospital District, 3.50%(a)................................................................        200
Santa Clara Power Electric Revenue Bonds Series 85C, 3.45%(a).......................................................        100
Union City MHR for Skylark Apartments, 4.10%(a).....................................................................        100
Upland MHR Community Redevelopment Bonds, 4.05%(a)..................................................................        100
Upland MHR Community Redevelopment Bonds Series B, 4.20%(a).........................................................        200
Vista City MHR for Shadow Ridge Apartment Project, 3.45%(a).........................................................        500

Total California Fund Investments (96.34%) (Cost $9,157,528)........................................................

Other assets, less liabilities (3.66%)..............................................................................

NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 9,571,398 shares of beneficial interest of $.001 par value outstanding.................................................................


                                                                                                                           VALUE
                                                DESCRIPTION OF SECURITY                                                  (NOTE 1)
-------------------------------------------------------------------------------------------------------------------  --------------
Anaheim Certificate of Participation, 3.85%(a)....................................................................    $    253,014
California HFA for Sutter Health Series 1990 B, 3.70%(a)..........................................................         401,236
California State RAW Series C, 5.75%..............................................................................         615,055
Foothill/Eastern Transportation Toll Road Revenue Bonds Series 1995, 3.35%(a).....................................         300,861
Foothill/Eastern Transportation Toll Road Revenue Bonds Series 1995, 3.40%(a).....................................         401,160
Irvine Ranch Water District Election 1987, 3.95%(a)...............................................................         200,648
Lancaster MHR for Westwood Park Apartments 1985, 3.50%(a).........................................................         401,192
Los Angeles Community Redevelopment Agency for Baldwin Hills, 3.55%(a)............................................         401,217
Los Angeles for Promenade Towers Series 1989, 5.10%(a)............................................................         403,542
Los Angeles Metropolitan Transportation Authority IDA for General Revenue Union Station Gateway Series 1995A,
 3.50%(a).........................................................................................................         401,222
Los Angeles MHR for Malibu Meadows Project Series 91-A, 4.05%.....................................................         200,670
Los Angeles County Unified School District TRAN, 4.50%............................................................         511,424
Orange County Apartment Development Revenue Bonds Issue A of 1991, the Lakes Project 3.70%, Letter of Credit with
 Citibank(a)......................................................................................................         401,275
Orange County Sanitation District Capital Improvement Program 1990-92, 3.55% Letter of Credit with National
 Westminster(a)...................................................................................................         200,608
Pasadena Rose Bowl Improvement Project 3.70%(a)...................................................................         300,950
Pico Rivera Community Redevelopment Agency for Rainer Fund Crossroads Plaza Project, 3.60%(a).....................         601,495
San Diego MHR for Series 88A, 5.687%(a)...........................................................................         496,947
San Diego TAN, 4.75%..............................................................................................         409,655
San Francisco MHR for Yerba Buena Gardens, 3.95%(a)...............................................................         200,665
San Francisco Unified School District TRAN, 4.50%.................................................................         509,735
Santa Ana HDC for Mercury S&L, 4.025%(a)..........................................................................         402,809
Santa Clara HCF El Cammo Hospital District, 3.50%(a)..............................................................         200,592
Santa Clara Power Electric Revenue Bonds Series 85C, 3.45%(a).....................................................         100,295
Union City MHR for Skylark Apartments, 4.10%(a)...................................................................         100,179
Upland MHR Community Redevelopment Bonds, 4.05%(a)................................................................         101,043
Upland MHR Community Redevelopment Bonds Series B, 4.20%(a).......................................................         202,087
Vista City MHR for Shadow Ridge Apartment Project, 3.45%(a).......................................................         501,416
                                                                                                                           -------
Total California Fund Investments (96.34%) (Cost $9,157,528)......................................................       9,220,992

Other assets, less liabilities (3.66%)............................................................................         350,406
                                                                                                                           -------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 9,571,398 shares
 of beneficial interest of $.001 par value outstanding............................................................    $  9,571,398
                                                                                                                         =========

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1995. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

                   RESERVE TAX-EXEMPT TRUST--NEW JERSEY FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1995--(UNAUDITED)

                                                                                                                   MATURITY
                                               DESCRIPTION OF SECURITY                                               DATE
----------------------------------------------------------------------------------------------------------------- ----------
Belmar BAN, 4.25%................................................................................................  5/15/1996
Bloomingdale GOB, 5.50%..........................................................................................  3/15/1996
Brick Township General Improvement Bonds, 5.35%..................................................................   3/1/1996
Cranford BAN, 4.04%..............................................................................................  3/22/1996
Cumberland BAN, 4%...............................................................................................  5/17/1996
Deptford BAN, 4.06%..............................................................................................  1/15/1996
Dover General Improvement Bonds Series A, 5.40%..................................................................  3/15/1996
East Orange Unlimited Tax Bonds, 4.90%...........................................................................   8/1/1996
Eatontown BAN, 3.83%.............................................................................................  1/10/1996
Fort Lee TAN, 4%.................................................................................................   2/2/1996
Great Meadow Regional School District GOB, 5.90%.................................................................  1/15/1996
Hunterdon BAN, 3.69%.............................................................................................   5/3/1996
Jersey City BAN, 4.25%...........................................................................................  9/27/1996
Jersey City BAN, 4.75%...........................................................................................  9/27/1996
Jersey City School Promissory Notes, 5.125%......................................................................   3/8/1996
Little Ferry BAN, 3.90%..........................................................................................  1/19/1996
Livingston BAN, 3.78%............................................................................................   6/7/1996
Mercer County Improvement Project Notes, 4.10%...................................................................  3/15/1996
Montvale TAN, 4.40%..............................................................................................   1/9/1996
Morris Plains BAN, 4.125%........................................................................................  5/31/1996
New Jersey EDA for Economic Growth Bond Series F, 3.55%(a).......................................................   8/1/2014
New Jersey EDA for IMTT Dock, 3.70%(a)...........................................................................  12/1/2027
New Jersey EDA for IMTT Dock, 3.75%(a)...........................................................................  12/1/2027
New Jersey EDA for St. Peters School Series 1995, 3.75%(a).......................................................   1/1/2010
New Jersey EDA for Volvo of American Corp, 4.301%(a).............................................................  12/1/2004
New Jersey Economic Recovery Notes, 3.80%(a).....................................................................   8/1/2008
New Jersey GOB, 4.20%............................................................................................  2/15/1996
New Jersey GOB, 7.20%............................................................................................  4/15/1996
New Jersey HEF Trust Fund, 5.125%................................................................................   9/1/1996

                                                                                                                     PRINCIPAL
                                                                                                                       AMOUNT
                                               DESCRIPTION OF SECURITY                                             (IN THOUSANDS)
-----------------------------------------------------------------------------------------------------------------  --------------
Belmar BAN, 4.25%...............................................................................................      $  500
Bloomingdale GOB, 5.50%.........................................................................................         110
Brick Township General Improvement Bonds, 5.35%.................................................................         330
Cranford BAN, 4.04%.............................................................................................         690
Cumberland BAN, 4%..............................................................................................         529
Deptford BAN, 4.06%.............................................................................................         598
Dover General Improvement Bonds Series A, 5.40%.................................................................         400
East Orange Unlimited Tax Bonds, 4.90%..........................................................................         500
Eatontown BAN, 3.83%............................................................................................         791
Fort Lee TAN, 4%................................................................................................         500
Great Meadow Regional School District GOB, 5.90%................................................................         345
Hunterdon BAN, 3.69%............................................................................................       1,000
Jersey City BAN, 4.25%..........................................................................................       1,000
Jersey City BAN, 4.75%..........................................................................................         500
Jersey City School Promissory Notes, 5.125%.....................................................................         500
Little Ferry BAN, 3.90%.........................................................................................         500
Livingston BAN, 3.78%...........................................................................................         461
Mercer County Improvement Project Notes, 4.10%..................................................................         300
Montvale TAN, 4.40%.............................................................................................         500
Morris Plains BAN, 4.125%.......................................................................................         748
New Jersey EDA for Economic Growth Bond Series F, 3.55%(a)......................................................         800
New Jersey EDA for IMTT Dock, 3.70%(a)..........................................................................       2,400
New Jersey EDA for IMTT Dock, 3.75%(a)..........................................................................       1,100
New Jersey EDA for St. Peters School Series 1995, 3.75%(a)......................................................       1,375
New Jersey EDA for Volvo of American Corp, 4.301%(a)............................................................       2,100
New Jersey Economic Recovery Notes, 3.80%(a)....................................................................         900
New Jersey GOB, 4.20%...........................................................................................         670
New Jersey GOB, 7.20%...........................................................................................         500
New Jersey HEF Trust Fund, 5.125%...............................................................................         545


                                                                                                                        VALUE
                                                DESCRIPTION OF SECURITY                                                (NOTE 1)
-----------------------------------------------------------------------------------------------------------------  ---------------
Belmar BAN, 4.25%...............................................................................................   $     501,813
Bloomingdale GOB, 5.50%.........................................................................................         111,580
Brick Township General Improvement Bonds, 5.35%.................................................................         335,074
Cranford BAN, 4.04%.............................................................................................         694,471
Cumberland BAN, 4%..............................................................................................         530,532
Deptford BAN, 4.06%.............................................................................................         603,450
Dover General Improvement Bonds Series A, 5.40%.................................................................         405,557
East Orange Unlimited Tax Bonds, 4.90%..........................................................................         512,212
Eatontown BAN, 3.83%............................................................................................         799,600
Fort Lee TAN, 4%................................................................................................         509,565
Great Meadow Regional School District GOB, 5.90%................................................................         354,411
Hunterdon BAN, 3.69%............................................................................................       1,002,999
Jersey City BAN, 4.25%..........................................................................................       1,004,885
Jersey City BAN, 4.75%..........................................................................................         507,167
Jersey City School Promissory Notes, 5.125%.....................................................................         519,229
Little Ferry BAN, 3.90%.........................................................................................         507,176
Livingston BAN, 3.78%...........................................................................................         469,741
Mercer County Improvement Project Notes, 4.10%..................................................................         306,093
Montvale TAN, 4.40%.............................................................................................         514,089
Morris Plains BAN, 4.125%.......................................................................................         764,479
New Jersey EDA for Economic Growth Bond Series F, 3.55%(a)......................................................         802,435
New Jersey EDA for IMTT Dock, 3.70%(a)..........................................................................       2,407,407
New Jersey EDA for IMTT Dock, 3.75%(a)..........................................................................       1,103,445
New Jersey EDA for St. Peters School Series 1995, 3.75%(a)......................................................       1,379,389
New Jersey EDA for Volvo of American Corp, 4.301%(a)............................................................       2,122,150
New Jersey Economic Recovery Notes, 3.80%(a)....................................................................         902,912
New Jersey GOB, 4.20%...........................................................................................         678,862
New Jersey GOB, 7.20%...........................................................................................         511,184
New Jersey HEF Trust Fund, 5.125%...............................................................................         553,390

                       SEE NOTES TO FINANCIAL STATEMENTS.

                   RESERVE TAX-EXEMPT TRUST--NEW JERSEY FUND

                                                                                                                        MATURITY
                                               DESCRIPTION OF SECURITY                                                    DATE
---------------------------------------------------------------------------------------------------------------------- ----------
New Jersey PCR for PSE&G Project, 3.625%(a)...........................................................................   9/1/2012
New Jersey Turnpike Authority Series 91D, 3.35%(a)....................................................................   1/1/2018
New Milford BAN, 4.25%................................................................................................   3/1/1996
North Caldwell BAN, 3.79%.............................................................................................  6/14/1996
Oakland TAN, 3.82%....................................................................................................  12/1/1995
Ocean County Pre-Refunded Utility Bond, 8.35%.........................................................................   1/1/1996
Port Authority of New York and New Jersey, 3.35%(a)...................................................................   5/1/2019
Princeton BAN, 3.58%..................................................................................................  6/14/1996
Puerto Rico Industrial, Medical, Higher Education and Environmental PCR Facilities Finance Authority, 3.65%(a)........  12/1/2015
Verona BAN, 3.92%.....................................................................................................  4/10/1996
Total New Jersey Fund Investments (93.13%) (Cost $29,308,536).........................................................
Other assets, less liabilities, (6.87%)...............................................................................
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 31,728,588 shares of beneficial interest of $.001 par value outstanding................................................................

                                                                                                                        PRINCIPAL
                                                                                                                          AMOUNT
                                               DESCRIPTION OF SECURITY                                                (IN THOUSANDS)
-------------------------------------------------------------------------------------------------------------------- --------------
New Jersey PCR for PSE&G Project, 3.625%(a)...........................................................................       1,000
New Jersey Turnpike Authority Series 91D, 3.35%(a)....................................................................         700
New Milford BAN, 4.25%................................................................................................         693
North Caldwell BAN, 3.79%.............................................................................................         607
Oakland TAN, 3.82%....................................................................................................       1,000
Ocean County Pre-Refunded Utility Bond, 8.35%.........................................................................         250
Port Authority of New York and New Jersey, 3.35%(a)...................................................................       2,200
Princeton BAN, 3.58%..................................................................................................         400
Puerto Rico Industrial, Medical, Higher Education and Environmental PCR Facilities Finance Authority, 3.65%(a)........         700
Verona BAN, 3.92%.....................................................................................................         500

Total New Jersey Fund Investments (93.13%) (Cost $29,308,536).........................................................
Other assets, less liabilities, (6.87%)...............................................................................

NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 31,728,588 shares of beneficial interest of $.001 par value outstanding................................................................


                                                                                                                      VALUE
                                               DESCRIPTION OF SECURITY                                               (NOTE 1)
----------------------------------------------------------------------------------------------------------------  --------------
New Jersey PCR for PSE&G Project, 3.625%(a).....................................................................       1,000,397
New Jersey Turnpike Authority Series 91D, 3.35%(a)..............................................................         709,821
New Milford BAN, 4.25%..........................................................................................         703,884
North Caldwell BAN, 3.79%.......................................................................................         618,172
Oakland TAN, 3.82%..............................................................................................       1,016,023
Ocean County Pre-Refunded Utility Bond, 8.35%...................................................................         264,679
Port Authority of New York and New Jersey, 3.35%(a).............................................................       2,206,262
Princeton BAN, 3.58%............................................................................................         406,673
Puerto Rico Industrial, Medical, Higher Education and Environmental PCR Facilities Finance Authority, 3.65%(a)..         702,235
Verona BAN, 3.92%...............................................................................................         506,259
                                                                                                                  --------------

Total New Jersey Fund Investments (93.13%) (Cost $29,308,536)...................................................      29,549,702
Other assets, less liabilities, (6.87%).........................................................................       2,178,886
                                                                                                                  --------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 31,728,588
 shares of beneficial interest of $.001 par value outstanding...................................................   $  31,728,588
                                                                                                                      ==========

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1995. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

SECURITY TYPE ABBREVIATIONS:

BAN    Bond Anticipation Notes
DAI    Development Authority Industrial Development Refunding Bonds
EDA    Economic Development Authority Revenue Bonds
ERD    Energy Research and Development Authority
GOB    General Obligation Bonds
GOE    General Obligation Economic Recovery Notes
HDC    Housing Development Corporation Bonds
HEF    Health and Educational Facilities Revenue Bonds
HFA    Health Facilities Authority Revenue Bonds
HFH    Housing Finance Authority Housing Mortgage Finance Program Bonds
HFR    Housing Finance Agency Revenue Bonds
IDA    Industrial Development Authority Revenue Bonds
IDR    Industrial Development Agency Revenue Bonds
MHR    Multifamily Housing Revenue Bonds
PCR    Pollution Control Revenue Bonds
RAN    Revenue Anticipation Notes
RAW    Revenue Anticipation Warrants
TAN    Tax Anticipation Notes
TRAN   Tax & Revenue Anticipation Notes

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       RESERVE TAX-EXEMPT TRUST ("TRUST")

                      STATEMENT OF ASSETS AND LIABILITIES
                         NOVEMBER 30, 1995--(UNAUDITED)

                                                                                             MASSACHUSETTS FUND
                                                                                             ------------------
ASSETS:
  Investments, at value (identified cost -- $9,537,858)...............................          $  9,614,151
  Cash................................................................................               801,222
                                                                                             ------------------
    Total Assets......................................................................            10,415,373
                                                                                             ------------------
LIABILITIES:
  Accrued expenses....................................................................                 7,513
                                                                                             ------------------
    Total Liabilities.................................................................                 7,513
                                                                                             ------------------
NET ASSETS............................................................................          $ 10,407,860
                                                                                             =================
NET ASSETS CONSIST OF:
  Shares of beneficial interest, $.001 par value, unlimited number of shares
    authorized........................................................................          $     10,408
  Paid-in capital in excess of par....................................................            10,397,452
                                                                                             ------------------
NET ASSETS--Equivalent to $1.00 per share based on 10,407,860 shares of beneficial
  interest outstanding................................................................          $ 10,407,860
                                                                                             =================

                      STATEMENT OF ASSETS AND LIABILITIES
                         NOVEMBER 30, 1995--(UNAUDITED)

                                                                                               NEW JERSEY FUND
                                                                                               ---------------
ASSETS:
  Investments, at value (identified cost -- $29,308,536)................................         $29,549,702
  Cash..................................................................................           2,205,478
                                                                                               ---------------
    Total Assets........................................................................          31,755,180
                                                                                               ---------------
LIABILITIES:
  Accrued expenses......................................................................              26,592
                                                                                               ---------------
    Total Liabilities...................................................................              26,592
                                                                                               ---------------
NET ASSETS..............................................................................         $31,728,588
                                                                                               ===============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, $.001 par value, unlimited number of shares
    authorized..........................................................................         $    31,729
  Paid-in capital in excess of par......................................................          31,696,859
                                                                                               ---------------
NET ASSETS -- Equivalent to $1.00 per share based on 31,728,588 shares of beneficial
  interest outstanding..................................................................         $31,728,588
                                                                                               ===============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENT OF OPERATIONS--(UNAUDITED)
                       SIX MONTHS ENDED NOVEMBER 30, 1995

                                              RESERVE NEW YORK
                                              TAX-EXEMPT TRUST                      RESERVE TAX-EXEMPT TRUST
                                             -------------------    --------------------------------------------------------
                                                  NEW YORK          CONNECTICUT    MASSACHUSETTS    CALIFORNIA    NEW JERSEY
                                                    FUND               FUND            FUND            FUND          FUND
                                             -------------------    -----------    -------------    ----------    ----------
INTEREST INCOME (Note 1)..................       $ 3,037,935         $ 525,409       $ 187,612       $ 189,240     $537,321
                                             -------------------    -----------    -------------    ----------    ----------
EXPENSES (Note 2)
  Management Fee..........................           396,663            71,071          30,938          24,528       72,576
  Shareholder servicing, administration
    and general office expenses...........           157,645            29,947           9,659           8,453       28,098
  Distribution assistance (Note 3)........           164,240            20,114           1,402           9,776       29,257
  Equipment expense.......................            25,836             5,382           1,900           1,741        4,603
  Professional fees.......................            24,077             6,398           3,254           2,950        5,520
  Occupancy costs.........................            17,583             3,701           1,289           1,169        3,205
  Stationery, printing and supplies.......            23,220             3,599             827             734        4,332
  Trustee fees............................             2,064               421             153             147          355
  Other expenses..........................             5,798             1,509           2,140           1,030        1,560
                                             -------------------    -----------    -------------    ----------    ----------
    Total Expenses........................           817,126           142,142          51,562          50,528      149,506
                                             -------------------    -----------    -------------    ----------    ----------
  Less: Management fees and other expenses
    voluntarily waived by Investment
    Manager...............................                --                --          (7,735)             --           --
                                             -------------------    -----------    -------------    ----------    ----------
  Net Expenses............................           817,126           142,142          43,827          50,528      149,506
                                             -------------------    -----------    -------------    ----------    ----------
NET INVESTMENT INCOME.....................       $ 2,220,809         $ 383,267       $ 143,785       $ 138,712     $387,815
                                             ===================    ==========     ============      =========    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                STATEMENTS OF CHANGES IN NET ASSETS--(UNAUDITED)

                                             RESERVE NEW YORK
                                             TAX-EXEMPT TRUST                        RESERVE TAX-EXEMPT TRUST
                                        --------------------------    ------------------------------------------------------
                                              NEW YORK FUND                CONNECTICUT FUND            MASSACHUSETTS FUND
                                        --------------------------    --------------------------    ------------------------
                                        SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                                           ENDED       YEAR ENDED        ENDED       YEAR ENDED       ENDED       YEAR ENDED
                                         NOVEMBER        MAY 31,       NOVEMBER        MAY 31,       NOVEMBER      MAY 31,
                                         30, 1995         1995         30, 1995         1995         30, 1995        1995
                                        -----------    -----------    -----------    -----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
    Net investment income (Note 1)...   $ 2,220,809    $ 3,792,798    $   383,267    $   971,157    $  143,785    $  352,318
    Dividends to shareholders........    (2,220,809)    (3,792,798)      (383,267)      (971,157)     (143,785)     (352,318)
                                        -----------    -----------    -----------    -----------    ----------    ----------
  FROM CAPITAL SHARE TRANSACTIONS (at
    net asset value of $1 per share):
    Net proceeds from sale of
      shares.........................   324,535,997    592,052,007     43,398,871    114,340,212    26,824,553    58,983,470
    Net asset value of shares issued
      on reinvestment of dividends...     2,220,809      3,792,798        383,267        971,157       143,785       352,318
                                        -----------    -----------    -----------    -----------    ----------    ----------
      Subtotal.......................   326,756,806    595,844,805     43,782,138    115,311,369    26,968,338    59,335,788
    Cost of shares redeemed..........  (327,788,744)  (591,325,629)   (39,577,332)  (217,378,001)  (26,729,463)  (63,991,145)
                                        -----------    -----------    -----------    -----------    ----------    ----------
  Increase (decrease) in net assets
    derived from capital share
    transactions and from investment
    operations.......................    (1,031,938)     4,519,176      4,204,806   (102,066,632)      238,875    (4,655,357)
NET ASSETS:
  Beginning of period................   152,905,968    148,386,792     26,625,958    128,692,590    10,168,985    14,824,342
                                        -----------    -----------    -----------    -----------    ----------    ----------
  End of period......................  $151,874,030   $152,905,968    $30,830,764    $26,625,958   $10,407,860   $10,168,985
                                        ===========    ===========    ===========    ===========    ==========    ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                STATEMENTS OF CHANGES IN NET ASSETS--(UNAUDITED)

                                                                                   RESERVE TAX-EXEMPT TRUST
                                                             --------------------------------------------------------------------
                                                                                                         NEW JERSEY FUND
                                                                     CALIFORNIA FUND            ---------------------------------
                                                             -------------------------------                        JUNE 21, 1994
                                                                            OCTOBER 17, 1994                        (COMMENCEMENT
                                                             SIX MONTHS     (COMMENCEMENT OF                             OF
                                                                ENDED         OPERATIONS)       SIX MONTHS ENDED     OPERATIONS)
                                                              NOVEMBER          THROUGH           NOVEMBER 30,         THROUGH
                                                              30, 1995        MAY 31, 1995            1995          MAY 31, 1995
                                                             -----------    ----------------    ----------------    -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
    Net investment income (Note 1)........................   $   138,712      $    142,286        $      387,815     $   296,207
    Dividends to shareholders.............................      (138,712)         (142,286)             (387,815)       (296,207)
                                                             -----------    ----------------    ----------------    -------------
FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1
  per share):
    Net proceeds from sale of shares......................    22,962,847        29,447,705            81,631,385      74,669,862
    Net asset value of shares issued on reinvestment of
      dividends...........................................       138,712           142,286               387,815         296,207
                                                             -----------    ----------------    ----------------    -------------
      Subtotal............................................    23,101,559        29,589,991            82,019,200      74,966,069
    Cost of shares redeemed...............................   (24,617,773)      (18,502,379)          (71,897,862)    (53,358,819)
                                                             -----------    ----------------    ----------------    -------------
  Increase (decrease) in net assets derived from capital
    share transactions and from investment operations.....    (1,516,214)       11,087,612            10,121,338      21,607,250
NET ASSETS:
  Beginning of period.....................................    11,087,612                 0            21,607,250               0
                                                             -----------    ----------------    ----------------    -------------
  End of period...........................................   $ 9,571,398      $ 11,087,612        $   31,728,588     $21,607,250
                                                              ==========    ==============            ==========    ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")

             RESERVE TAX-EXEMPT TRUST (CONNECTICUT, MASSACHUSETTS,
                   CALIFORNIA AND NEW JERSEY FUNDS) ("TRUST")

       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

                   NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES:
  ------------------------------

  The Trusts are registered under the Investment Company Act of 1940 as nondiversified, open end investment companies. The policies summarized below are consistently followed in the preparation of their financial statements in conformity with generally accepted accounting principles.

  A. The Trust and NY Trust shares of beneficial interest authorized are unlimited and divided. The Trust's shares are divided into five series, Connecticut Fund, Interstate Fund, Massachusetts Fund, California Fund and New Jersey Fund. These financial statements and notes apply only to the Connecticut and Massachusetts, California and New Jersey Funds of Reserve Tax-Exempt Trust and to the New York Fund of Reserve New York Tax-Exempt Trust.

  B. Securities are stated at value which represents amortized cost plus interest accrued to date. Under Securities and Exchange Commission Rule 2a-7, the Trusts use amortized cost to value each Fund, by which investments are valued at cost and the difference between the cost of each instrument and its value at maturity is accrued into income on a straight line basis over the days to maturity, irrespective of intervening changes in interest rates or market value of investments. The maturity of floating or variable rate instruments in which the Trusts may invest will be deemed to be, for floating rate instruments (1) following, and for variable rate instruments the longer of (1) or (2) following: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; (2) the period remaining until the instrument's next rate adjustment, for purposes of Rule 2a-7 and for computing each Fund's average life.

  C. It is the Trusts' policy to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

  D. Investments are recorded as of the date of their purchase and sale. Interest income is determined on the basis of interest accrued, premium amortized, and discount accreted.

  E. Net investment income on investments is distributed to shareholders daily and automatically reinvested in additional shares.

  F. Each Fund is charged only for its direct or allocated (in proportion to net assets or number of shareholder accounts) share of expenses.

  G. The Connecticut, New York and the Massachusetts Fund had payables of $255,928, $4,616,068 and $410,516 for securities purchased but not received at November 30, 1995.

2. MANAGEMENT FEE, SHAREHOLDER SERVICING COSTS AND TRANSACTIONS WITH AFFILIATES:
  ----------------------------------------------------------------------------

  Reserve Management Company, Inc. ("RMCI") manages the Trusts' investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For such services RMCI receives management fees at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million and .40% of any excess over $2 billion of the average daily closing net assets.

  Also, under the current Service Agreement, RMCI was reimbursed $256,223 (New York Fund), $50,957 (Connecticut Fund), $19,222 (Massachusetts Fund), $16,224 (California Fund) and $47,673 (New Jersey Fund) during the six months ended November 30, 1995 for expenditures made on behalf of the Trusts' for personnel, office space and equipment and shareholder accounting and administrative services, to conduct the Trusts' business. The manager waived management fees and expenses of $7,735, on the Massachusetts Fund. At November 30, 1995 the New York, Connecticut, Massachusetts, California and New Jersey Funds, had accrued expenses of $12,836, $5,967, $7,513, $7,558 and $26,592 respectively, due to RMCI.

3. DISTRIBUTION ASSISTANCE:
  -----------------------

  Pursuant to a Distribution Plan, each Trust will make payments of up to .20% per annum of the average net asset value of the Trust qualified shareholder accounts as to which the payee or RMCI has rendered assistance in distributing its shares.
                            ------------------------

                            FEDERAL TAX INFORMATION

  The dividends distributed by each Fund are exempt interest dividends for Federal tax purposes.

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")

             RESERVE TAX-EXEMPT TRUST (CONNECTICUT, MASSACHUSETTS,
                   CALIFORNIA AND NEW JERSEY FUNDS) ("TRUST")

       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

            NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)--(CONTINUED)

SUPPLEMENTARY INFORMATION (UNAUDITED) (FOR ONE SHARE OUTSTANDING DURING EACH PERIOD):
--------------------------------------------------------------------------------

                                         SIX MONTHS                        FOR FISCAL YEARS ENDED MAY 31,
                                            ENDED           -------------------------------------------------------------
           NEW YORK FUND              NOVEMBER 30, 1995           1995                  1994                  1993
-----------------------------------   -----------------     -----------------     -----------------     -----------------
Net asset value, beginning of
  period...........................        $1.0000               $     1.0000          $     1.0000          $     1.0000
                                          --------                   --------              --------              --------
Income from investment
  operations.......................          .0193                      .0352                 .0249                 .0281
Expenses...........................          .0052                      .0099                 .0099                 .0103
                                          --------                   --------              --------              --------
Net investment income(1)...........          .0141                      .0253                 .0150                 .0178
Dividends from net investment
  income(1)........................         (.0141)                    (.0253)               (.0150)               (.0178)
                                          --------                   --------              --------              --------
Net asset value, end of period.....        $1.0000               $     1.0000          $     1.0000          $     1.0000
                                      ==================             ========              ========              ========
Total Return.......................           2.83%(2)                   2.53%                %1.50%                %1.78%

     RATIOS/SUPPLEMENTAL DATA
-----------------------------------
Net assets in thousands, end of
  period...........................        158,530                    152,906               148,387               149,785
Ratio of expenses to average net
  assets...........................           1.03%(2)                    .98%                  .98%                 1.02%
Ratio of net investment income to
  average net assets...............           2.80%(2)                   2.48%                 1.48%                 1.76%
         CONNECTICUT FUND
-----------------------------------
Net asset value, beginning of
  period...........................        $1.0000               $     1.0000          $     1.0000          $     1.0000
                                          --------                   --------              --------              --------
Income from investment
  operations.......................          .0186                      .0352                 .0250                 .0269
Expenses...........................          .0050                      .0098(3)              .0086(3)              .0087(3)
                                          --------                   --------              --------              --------
Net investment income(1)...........          .0136                      .0254                 .0164                 .0182
Dividends from net investment
  income(1)........................         (.0136)                    (.0254)               (.0164)               (.0182)
                                          --------                   --------              --------              --------
Net asset value, end of period.....        $1.0000               $     1.0000          $     1.0000          $     1.0000
                                      ==================             ========              ========              ========
Total Return.......................           2.72%(2)                   2.54%                 1.64%                 1.82%
     RATIOS/SUPPLEMENTAL DATA
-----------------------------------
Net assets in thousands, end of
  period...........................         28,432                     26,626               128,693               157,115
Ratio of expenses to average net
  assets...........................           1.00%(2)                    .89%(3)               .85%(3)               .86%(3)
Ratio of net investment income to
  average net assets...............           2.70%(2)                   2.33%                 1.62%                 1.81%
        MASSACHUSETTS FUND
-----------------------------------
Net asset value, beginning of
  period...........................        $1.0000               $     1.0000          $     1.0000          $     1.0000
                                          --------                   --------              --------              --------
Income from investment
  operations.......................          .0184                      .0335                 .0227                 .0257
Expenses(3)........................          .0043                      .0070                 .0052                 .0048
                                          --------                   --------              --------              --------
Net investment income(1)...........          .0141                      .0265                 .0175                 .0209
Dividends from net investment
  income(1)........................         (.0141)                    (.0265)               (.0175)               (.0209)
                                          --------                   --------              --------              --------
Net asset value, end of period.....        $1.0000               $     1.0000          $     1.0000          $     1.0000
                                      ==================             ========              ========              ========
Total Return.......................           2.81%(2)                   2.65%                 1.75%                 2.09%
     RATIOS/SUPPLEMENTAL DATA
-----------------------------------
Net assets in thousands, end of
  period...........................         10,314                     10,169                14,824                13,305
Ratio of expenses to average net
  assets(3)........................            .85%(2)                    .69%                  .51%                  .46%
Ratio of net investment income to
  average net assets...............           2.79%(2)                   2.60%                 1.73%                 2.04%


           NEW YORK FUND                   1992                  1991
-----------------------------------  -----------------     -----------------
Net asset value, beginning of
  period...........................       $     1.0000          $     1.0000
                                              --------              --------
Income from investment
  operations.......................              .0421                 .0563
Expenses...........................              .0104                 .0105
                                              --------              --------
Net investment income(1)...........              .0317                 .0458
Dividends from net investment
  income(1)........................             (.0317)               (.0458)
                                              --------              --------
Net asset value, end of period.....       $     1.0000          $     1.0000
                                              ========              ========
Total Return.......................               3.17%                 4.58%
     RATIOS/SUPPLEMENTAL DATA
-----------------------------------
Net assets in thousands, end of
  period...........................            156,567               148,079
Ratio of expenses to average net
  assets...........................               1.03%                 1.01%
Ratio of net investment income to
  average net assets...............               3.09%                 4.43%
         CONNECTICUT FUND
-----------------------------------
Net asset value, beginning of
  period...........................       $     1.0000          $     1.0000
                                              --------              --------
Income from investment
  operations.......................              .0400                 .0534
Expenses...........................              .0091(3)              .0086(3)
                                              --------              --------
Net investment income(1)...........              .0309                 .0448
Dividends from net investment
  income(1)........................             (.0309)               (.0448)
                                              --------              --------
Net asset value, end of period.....       $     1.0000          $     1.0000
                                              ========              ========
Total Return.......................               3.09%                 4.48%
     RATIOS/SUPPLEMENTAL DATA
-----------------------------------
Net assets in thousands, end of
  period...........................            191,101               241,790
Ratio of expenses to average net
  assets...........................                .90%(3)               .85(3)
Ratio of net investment income to
  average net assets...............               3.05%                 4.41%
        MASSACHUSETTS FUND
-----------------------------------
                                      < C>
Net asset value, beginning of
  period...........................       $     1.0000          $     1.0000
                                              --------              --------
Income from investment
  operations.......................              .0386                 .0551
Expenses(3)........................              .0045                 .0032
                                              --------              --------
Net investment income(1)...........              .0341                 .0519
Dividends from net investment
  income(1)........................             (.0341)               (.0519)
                                              --------              --------
Net asset value, end of period.....       $     1.0000          $     1.0000
                                              ========              ========
Total Return.......................               3.41%                 5.19%
     RATIOS/SUPPLEMENTAL DATA
-----------------------------------
Net assets in thousands, end of
  period...........................              7,186                 4,652
Ratio of expenses to average net
  assets(3)........................                .44%                  .30%
Ratio of net investment income to
  average net assets...............               3.28%                 4.79%

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")

             RESERVE TAX-EXEMPT TRUST (CONNECTICUT, MASSACHUSETTS,
                   CALIFORNIA AND NEW JERSEY FUNDS) ("TRUST")

       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

            NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)--(CONTINUED)

SUPPLEMENTARY INFORMATION (UNAUDITED) (FOR ONE SHARE OUTSTANDING DURING EACH PERIOD):

                                                                                               OCTOBER 17, 1994
                                                                         SIX MONTHS            (COMMENCEMENT OF
                                                                            ENDED             OPERATIONS) THROUGH
                        CALIFORNIA FUND                               NOVEMBER 30, 1995          MAY 31, 1995
----------------------------------------------------------------      -----------------       -------------------
Net asset value, beginning of period............................           $1.0000                  $1.0000
                                                                          --------                 --------
Income from investment operations...............................             .0196                    .0243
Expenses........................................................             .0052                    .0062
                                                                          --------                 --------
Net investment income(1)........................................             .0144                    .0181
Dividends from net investment income(1).........................            (.0144)                  (.0181)
                                                                          --------                 --------
Net asset value, end of period..................................           $1.0000                  $1.0000
                                                                      ==================      ==================
Total Return....................................................              2.87%(2)                 1.81%

                    RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------
Net assets in thousands, end of period..........................             9,813                   11,088
Ratio of expenses to average net assets.........................              1.03%(2)                 1.02%
Ratio of net investment income to average net assets............              2.83%(2)                 2.95%
                                                                                                 JUNE 21, 1994
                                                                         SIX MONTHS            (COMMENCEMENT OF
                                                                            ENDED             OPERATIONS) THROUGH
                        NEW JERSEY FUND                               NOVEMBER 30, 1995          MAY 31, 1995
----------------------------------------------------------------      -----------------       -------------------
Net asset value, beginning of period............................           $1.0000                  $1.0000
                                                                          --------                 --------
Income from investment operations...............................             .0186                    .0330
Expenses........................................................             .0052                    .0087(3)
                                                                          --------                 --------
Net investment income(1)........................................             .0134                    .0243
Dividends from net investment income(1).........................            (.0134)                  (.0243)
                                                                          --------                 --------
Net asset value, end of period..................................           $1.0000                  $1.0000
                                                                      ==================      ==================
Total Return....................................................              2.69%(2)                 2.43%
                    RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------
Net assets in thousands, end of period..........................            29,034                   21,607
Ratio of expenses to average net assets.........................              1.03%(2)                 1.01%(3)
Ratio of net investment income to average net assets............              2.67%(2)                 2.82%

---------------
(1) Based on compounding of daily dividends. Not indicative of future results.
(2) Annualized.
(3) During these periods the Manager waived all or a portion of fees and expenses. If there were no reductions in expenses, the actual expenses would have been .91%, .95%, .96%, 1.00% and .95% for the Connecticut Fund, .90%, .80%, 1.01%, .96%, .94% and .80% for the Massachusetts Fund and 1.01% for the New Jersey Fund.

                                       12